Taxation	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Taxation
1 9 .	Taxation
Cayman Islands
Under the current laws of the Cayman Islands, the Group is not subject to tax on income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.
British Virgin Islands
Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Islands are not subject to tax on their income or capital gains.
Hong Kong
In accordance with the relevant tax laws and regulations of Hong Kong, a company registered in Hong Kong is subject to income taxes within Hong Kong at the applicable tax rate on taxable income. In March 2018, the Hong Kong Government introduced a two-tiered
profit tax rate regime by enacting the Inland Revenue (Amendment) (No.3) Ordinance 2018 (the “Ordinance”). Under the
two-tiered
profits tax rate regime, the first HK dollar 2 million of assessable profits of qualifying corporations is taxed at 8.25% and the remaining assessable profits at 16.5%. The Ordinance is effective from the year of assessment 2018-2019. According to the policy, if no election has been made, the whole of the taxpaying entity’s assessable profits will be chargeable to Profits Tax at the rate of 16.5% or 15%, as applicable. Because the preferential tax treatment is not elected by the Group, all the subsidiaries registered in Hong Kong are subject to income tax at a rate of 16.5%. The subsidiaries registered in Hong Kong did not have assessable profits that were derived Hong Kong during the years ended December 31, 2017, 2018, and 2019. Payments of dividends by the subsidiary to the Company are not subject to withholding tax in Hong Kong.
PRC
Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. Effective January 1, 2008, the EIT Law in China unifies the enterprise income tax rate for the entities incorporated in China at 25% if they are not eligible for any preferential tax treatment. High and new technology enterprises enjoy a preferential tax rate of 15% under the EIT Law. Beijing Hongdian is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2016 to 2018. However, in 2019 the Company did not apply for renewal as they did not expect to be profitable in the near future. Therefore they are subject to an income tax rate of 25% in 2019.
Sky City WFOE is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2018 to 2020, so long as it obtains approval from the relevant tax authority and if it is profitable during the period. In addition, the Management believes it more-likely-than-not
that Sky City WFOE will be qualified as an eligible software enterprise before the income tax year-end
final settlement in 2019. As a result of this qualification, it is entitled to a tax holiday of a full exemption for year 2019 in which its taxable income is greater than zero, followed by a three-year 50% exemption.
Pintec Beijing WFOE is qualified as a “high and new technology enterprise” under the EIT Law and is eligible for a preferential enterprise income tax rate of 15%, for the period from 2018 to 2020, so long as it obtains approval from the relevant tax authority and if it is profitable during the period.
The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body “as” the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, of a non-PRC
company is located.” For the years ended December 31, 2017, 2018 and 2019, the Group did not have operations outside of the PRC, thus would not be subject to this tax.
Withholding tax on undistributed dividends
The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign investment enterprise (“FIE”) to its immediate holding company outside China, if such immediate holding company is considered as a non-resident
enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company is incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5%. The Group did not record any dividend withholding tax, as the Group’s FIE, the PRC WFOE, has no retained earnings in any of the period presented.
The following table sets forth current and deferred portion of income tax expense of the Company’s China subsidiaries, overseas subsidiaries, VIEs, and subsidiaries of the VIEs:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current income tax expense	18,516	42,610	19,231
Deferred income tax benefit	—	(36,901)	(17,263)

Income tax expense	18,516	5,709	1,968

The following table sets forth reconciliation between the statutory EIT rate and the effective tax rates:

	For the year ended December 31,
	2017	2018	2019
Statutory income tax rate in PRC	25.00%	25.00%	25.00%
Tax effect of different tax rates in other jurisdictions	0.00%	2.73%	(0.04)%
Tax effect of unrecognized loss	0.00%	5.29%	(0.09)%
Tax effect of tax-exempt entities	(14.08)%	429.86%	(5.84)%
Tax effect of expired tax attribute carryforwards	0.00%	0.00%	(0.01)%
Tax effect of preferred tax rate	(1.91)%	(93.64)%	5.40%
Tax effect of R&D expense additional deduction	4.35%	(87.93)%	0.67%
Tax effect of non-deductible expenses	10.78%	56.73%	(0.29)%
Tax effect of deferred tax effect of tax rate change	(3.65)%	0.00%	0.40%
Changes in valuation allowance	(48.40)%	(265.59)%	(25.42)%

Effective tax rate	(27.91)%	72.45%	(0.22)%

*	Tax-exempt entities represent entities entity incorporated in the Cayman Islands for which the statutory tax rate is zero.
The Company adopted the guidance on accounting for uncertainties in income taxes, which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. Guidance was also provided on de-recognition
of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures. Significant judgment is required in evaluating the Company’s uncertain tax positions and determining its provision for income taxes. For the years ended December 31, 2017, 2018 and 2019 the Company did not have any significant interest or penalties associated with uncertain tax positions. As of December 31, 2018 and 2019, the Company did not have any significant unrecognized uncertain tax positions and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.
Deferred tax assets and deferred tax liabilities
The following table sets forth the significant components of the deferred tax assets and deferred tax liabilities:

Jurisdictions other than Australia

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Allowance for doubtful accounts, credit losses and impairment losses	45,205	263,383
Deductible advertising fees	1,894	225
Net operating loss carry forwards	19,513	37,214
Guarantee liabilities	636	36,165
Deferred revenue from Upfront assessment fee under 606	—	4,776
Accrued expense	1,073	667

Subtotal	68,321	342,430

Less: valuation allowance	(30,098)	(260,002)

Total deferred tax assets, net	38,223	82,428

Deferred tax liabilities:
Intangible assets acquired in a business combination	1,322	9,343
Interest income from related parties	—	8,410

Total deferred tax liabilities	1,322	17,753
Net deferred tax asset	36,901	64,675

Australia

As of December 31,
2019
RMB
Deferred tax assets:
Net operating loss carry forwards	1,566
Total deferred tax assets, net	1,566

Less: valuation allowance	—
Total deferred tax assets, net	1,566
Deferred tax liabilities:
Intangible assets acquired in a business combination	3,694

Total deferred tax liabilities	3,694

Net deferred tax liabilities	2,128

Changes in valuation allowance are as follows:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the year	18,916	51,027	30,098
Additions	42,419	21,224	245,886
Reversals	(10,308)	(42,153)	(15,982)

Balance at end of the year	51,027	30,098	260,002

Valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not
that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more-likely-than-not
realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses.
As of December 31, 2017, the Group provided full valuation allowance of RMB34,154, for the deferred tax assets related to provision for doubtful accounts and credit losses. Given that the Group had limited successful experience in getting approval from the relevant tax authorities for the deduction of the tax allowance on provision for credit losses, the Group believes it is more-likely-than-not
that these deferred tax assets will not be utilized in the future.
During the year ended December 31, 2018, Shanghai Anquying had achieved pre-tax
profit for two consecutive years and was forecasted to be likely to continue achieving pre-tax
profit in 2019. Besides, approval from the relevant tax authorities for the deduction of the tax allowance on provision for credit losses was obtained during the year ended December 31, 2018. As a result, the Group considered that the deferred tax assets related to provision for doubtful accounts and credit losses from Shanghai Anquying are more likely than not to be utilized in the future, and therefore concluded that the previously recognized valuation allowance for these subsidiaries should be reversed in income statement as an income tax benefit (i.e. a credit of income tax expense).
As of December 31, 2019, the Group provided full valuation allowance of RMB 229,170 for the deferred tax assets derived from the provision for credit losses related to Jimu Group and the impairment loss on prepayment of long term investment, which was considered and assessed by the Group that has a remote chance to be utilized in the future, either by subsequent collection or approval from the relevant tax authorities for the deduction of the tax allowance on provision for credit losses and impairment loss.
As of December 31, 2018 and 2019, the Group had net operating loss carryforwards of approximately RMB
110,061
 and RMB172,721, respectively, which arose from the Group’s other subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC, except for Shanghai Anquying , Ganzhou Aixin Micro Finance and the subsidiaries in Australia, United Kingdom and Singapore. As of December 31, 2018 and 2019, deferred tax assets arose from the net operating loss carryforwards amounted to RMB19,513 and RMB38,780, respectively and the Group has provided a valuation allowance when it was more likely than not that these net operating losses would not be utilized
in the future. As of December 31, 2019, the net operating loss carryforwards of RMB8,236, RMB7,736, RMB33,912, RMB58,429, and RMB64,408 will expire, if unused, by 2020, 2021, 2022, 2023 and 2024, respectively.